UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23746

DoubleLine ETF Trust

(Exact name of registrant as specified in charter)

2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell, President
2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (813) 791-7333

Date of fiscal year end: September 30

Date of reporting period: October 1, 2022 to March 31, 2023

Item 1. Reports to Stockholders.

(a)           The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
March 31, 2023
DoubleLine Opportunistic Bond ETF
NYSE: DBND
DoubleLine Shiller CAPE® U.S. Equities ETF
NYSE: CAPE
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

Semi-Annual Report
|
March 31, 2023

Table of Contents
Page
President’s Letter 4
Schedule of Investments 5
Statements of Assets and Liabilities 17
Statements of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
Notes to Financial Statements 22
Shareholder Expenses 34
Information About Proxy Voting 35
Information About Portfolio Holdings 35
Householding—Important Notice Regarding Delivery of Shareholder Documents 36
Privacy Policy 37

President’s Letter

DoubleLine ETF Trust
(Unaudited)
March 31, 2023
Dear Shareholder,
On behalf of the team at DoubleLine, I am pleased to deliver the Semi-Annual Report for the DoubleLine ETF
Trust for the six-month period ended March 31, 2023. On the following pages, you will find specific information regarding each Fund’s operations and holdings.
If you have any questions regarding the Funds, please don’t hesitate to call us at 1 (855) 937-0772 or visit our website www.doubleline.com , where our investment management team offers deeper insights and analysis on relevant capital market activity impacting investors today. We value the trust that you have placed with us, and we will continue to strive to offer thoughtful investment solutions to our shareholders.
Sincerely,
Ronald R. Redell, CFA
President
DoubleLine ETF Trust
May 1, 2023

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Unaudited)
March 31, 2023
Semi-Annual Report
|
March 31, 2023

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 6.8%
Affirm Asset Securitization Trust ,
750,000 Series 2022-A-A 4.30%
(a)
05/17/2027 714,580
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(a)
02/25/2053 470,211
Diamond Resorts Owner Trust ,
186,157 Series 2021-1A-A 1.51%
(a)
11/21/2033 172,710
EWC Master Issuer LLC ,
496,250 Series 2022-1A-A2 5.50%
(a)
03/15/2052 452,518
Hilton Grand Vacations Trust ,
309,145 Series 2022-1D-C 4.69%
(a)
06/20/2034 297,027
Lendbuzz Securitization Trust ,
994,858 Series 2022-1A-A 4.22%
(a)
05/17/2027 961,100
MetroNet Infrastructure Issuer LLC ,
300,000 Series 2023-1A-A2 6.56%
(a)
04/20/2053 300,312
PAGAYA AI Debt Trust ,
324,930 Series 2022-2-A 4.97%
(a)
01/15/2030 320,304
PRET LLC ,
426,668 Series
2022-NPL2-A1 5.24%
(a)(b)
04/25/2052 407,676
433,625 Series
2022-NPL3-A1 5.93%
(a)(b)
06/25/2052 423,602
SEB Funding LLC ,
498,750 Series 2021-1A-A2 4.97%
(a)
01/30/2052 438,105
Sierra Timeshare Receivables Funding LLC ,
344,642 Series 2019-2A-A 2.59%
(a)
05/20/2036 332,408
SMB Private Education Loan Trust ,
750,000 Series 2021-A-B 2.31%
(a)
01/15/2053 673,444
Upstart Securitization Trust ,
500,000 Series 2021-4-B 1.84%
(a)
09/20/2031 465,275
VOLT C LLC ,
402,631 Series
2021-NPL9-A1 1.99%
(a)(b)
05/25/2051 370,779
VOLT CI LLC ,
495,633 Series
2021-NP10-A1 1.99%
(a)(b)
05/25/2051 454,911
Washington Mutual WMABS Trust ,
880,571 Series 2006-HE2-A3
(1 Month LIBOR
USD + 0.30%,
0.30% Floor) 5.15% 05/25/2036 671,262
3,646,117 Series 2007-HE2-
2A2 (1 Month
LIBOR USD +
0.22%, 0.22%
Floor) 5.07% 02/25/2037 1,072,554
Total Asset Backed Obligations
(Cost $9,246,975) 8,998,778
BANK LOANS 1.2%
Bausch & Lomb Corp. ,
74,812 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.46% 05/10/2027 72,837
Castlelake Aviation One DAC ,
104,734 Senior Secured
First Lien Term
Loan (3 Month
LIBOR USD +
2.75%, 0.50%
Floor) 7.62% 10/22/2026 103,875
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Gen Digital, Inc. ,
104,718 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.00%, 0.50%
Floor) 6.91% 09/12/2029 103,815
Gray Television, Inc. ,
119,697 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 7.80% 12/01/2028 116,705
Ineos U.S. Finance LLC ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.40% 02/16/2030 104,606
Jazz Pharmaceuticals plc ,
69,803 Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
3.50%, 0.50%
Floor) 8.34% 05/05/2028 69,621
Penn Entertainment, Inc. ,
109,724 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 7.66% 05/03/2029 109,635
Pilot Travel Centers LLC ,
115,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 6.91% 08/04/2028 114,760
Prime Security Services Borrower LLC ,
79,796 Senior Secured
First Lien Term
Loan (3 Month
LIBOR USD +
2.75%, 0.75%
Floor) 7.52% 09/23/2026 79,651
Scientific Games International, Inc. ,
79,799 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 7.96% 04/14/2029 79,317
Select Medical Corp. ,
110,000 Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
2.50%) 7.35% 03/06/2025 109,780
Trans Union LLC ,
67,654 Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
2.25%, 0.50%
Floor) 7.09% 12/01/2028 67,259

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
TransDigm, Inc. ,
75,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 8.15% 08/24/2028 74,887
Vistra Operations Co. LLC ,
114,674 Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
1.75%) 6.61% 12/31/2025 114,216
WMG Acquisition Corp. ,
120,000 Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
2.13%) 6.97% 01/20/2028 118,991
Total Bank Loans
(Cost $1,436,628) 1,439,955
COLLATERALIZED LOAN OBLIGATIONS 1.8%
Park Avenue Institutional Advisers CLO Ltd. ,
500,000 Series 2018-1A-BR
(3 Month LIBOR
USD + 2.10%,
2.10% Floor) 6.91%
(a)
10/20/2031 469,780
Race Point IX CLO Ltd. ,
1,000,000 Series 2015-9A-BR
(3 Month LIBOR
USD + 2.15%) 6.94%
(a)
10/15/2030 947,607
Voya CLO Ltd. ,
1,000,000 Series 2013-1A-BR
(3 Month LIBOR
USD + 1.90%) 6.69%
(a)
10/15/2030 945,441
Total Collateralized Loan Obligations
(Cost $2,375,684) 2,362,828
FOREIGN CORPORATE BONDS 5.9%
AUSTRALIA 0.4%
135,000 Glencore Funding
LLC 1.63%
(a)
04/27/2026 122,271
85,000 Glencore Funding
LLC 3.38%
(a)
09/23/2051 59,260
210,000 Macquarie Group
Ltd. (Secured
Overnight
Financing Rate +
2.21%) 5.11%
(a)
08/09/2026 208,943
245,000 Westpac Banking
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.53%) 3.02% 11/18/2036 192,154
582,628
BELGIUM 0.1%
175,000 Anheuser-Busch
Cos. LLC 4.90% 02/01/2046 171,245
BERMUDA 0.1%
90,000 Triton Container
International Ltd. 3.25% 03/15/2032 71,143
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BRAZIL 0.5%
200,000 Braskem
Netherlands
Finance BV (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
8.22%) 8.50% 01/23/2081 199,350
150,000 Cosan Overseas
Ltd. 8.25% 05/05/2023 149,407
182,114 Guara Norte Sarl 5.20% 06/15/2034 156,972
171,300 MV24 Capital BV 6.75% 06/01/2034 157,973
663,702
CANADA 0.8%
220,000 Bank of Montreal
(5 Year Swap
Rate USD +
1.43%) 3.80% 12/15/2032 198,800
390,000 Bank of Nova
Scotia (The) 3.45% 04/11/2025 378,465
115,000 Bombardier, Inc. 7.88%
(a)
04/15/2027 116,529
30,000 Garda World
Security Corp. 4.63%
(a)
02/15/2027 26,966
35,000 Garda World
Security Corp. 6.00%
(a)
06/01/2029 27,870
50,000 Parkland Corp. 4.63%
(a)
05/01/2030 44,524
50,000 Titan Acquisition
Ltd. 7.75%
(a)
04/15/2026 41,926
220,000 Toronto-Dominion
Bank (The) 4.69% 09/15/2027 217,916
1,052,996
CAYMAN ISLANDS 0.1%
110,000 Global Aircraft
Leasing Co. Ltd. 6.50%
(a)
09/15/2024 99,375
CHINA 0.3%
375,000 NXP BV 3.88% 06/18/2026 362,361
COLOMBIA 0.3%
250,000 AI Candelaria Spain
SA 5.75% 06/15/2033 177,500
200,000 Empresas Publicas
de Medellin ESP 4.25% 07/18/2029 153,289
330,789
FRANCE 0.1%
240,000 TotalEnergies
Capital
International SA 3.39% 06/29/2060 180,357
GUATEMALA 0.1%
150,000 Banco Industrial
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.44%) 4.88% 01/29/2031 138,688
INDIA 0.5%
187,500 Adani International
Container
Terminal Pvt. Ltd. 3.00% 02/16/2031 143,052
177,000
JSW Hydro Energy
Ltd. 4.13% 05/18/2031 147,026

Semi-Annual Report
|
March 31, 2023

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Network i2i Ltd.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.27%) 5.65% 01/15/2025 191,000
200,000 UPL Corp. Ltd. 4.50% 03/08/2028 177,163
658,241
INDONESIA 0.2%
165,420 LLPL Capital Pte.
Ltd. 6.88% 02/04/2039 146,813
200,000 Minejesa Capital
BV 4.63% 08/10/2030 176,717
323,530
IRELAND 0.2%
365,000 Avolon Holdings
Funding Ltd. 3.25%
(a)
02/15/2027 324,271
ISRAEL 0.3%
200,000 Bank Hapoalim
BM (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.16%) 3.26%
(a)
01/21/2032 167,100
200,000 Bank Leumi Le-
Israel BM (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.63%) 3.28%
(a)
01/29/2031 174,578
341,678
KUWAIT 0.2%
200,000 MEGlobal Canada
ULC 5.00% 05/18/2025 198,218
MEXICO 0.6%
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 10 Year
+ 5.35%) 7.63% 01/10/2028 177,150
200,000 Banco Nacional
de Comercio
Exterior SNC (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.00%) 2.72% 08/11/2031 168,967
200,000 Banco Santander
Mexico SA
Institucion de
Banca Multiple
Grupo Financiero
Santand (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 5.95% 10/01/2028 195,796
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Cemex SAB de CV
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.91%) 9.13%
(a)
03/14/2028 200,541
742,454
PARAGUAY 0.1%
150,000 Banco Continental
SAECA 2.75% 12/10/2025 133,295
PERU 0.4%
200,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 3.13% 07/01/2030 180,203
200,000 Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.71%) 4.00% 07/08/2030 183,628
174,800 Hunt Oil Co. of
Peru LLC Sucursal
Del Peru 6.38% 06/01/2028 164,935
528,766
SAUDI ARABIA 0.1%
200,000 EIG Pearl Holdings
Sarl 3.55% 08/31/2036 171,638
SINGAPORE 0.4%
200,000 DBS Group
Holdings Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.10%) 1.82% 03/10/2031 180,505
200,000 Oversea-Chinese
Banking Corp.
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.58%) 1.83% 09/10/2030 183,571
200,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.23%) 2.00% 10/14/2031 177,340
541,416
UNITED ARAB EMIRATES 0.1%
162,398 Galaxy Pipeline
Assets Bidco Ltd. 1.75% 09/30/2027 151,425
Total Foreign Corporate Bonds
(Cost $7,825,747) 7,768,216

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 5.6%
BANK ,
300,000 Series
2021-BN38-A5 2.52% 12/15/2064 245,328
BANK5 ,
11,953,000 Series
2023-5YR1-XA 0.27%
(c)(d)
03/15/2056 163,959
BBCMS Mortgage Trust ,
300,000 Series 2021-C12-A5 2.69% 11/15/2054 249,739
180,000 Series 2021-C12-AS 2.90% 11/15/2054 143,103
250,000 Series 2021-C9-A5 2.30% 02/15/2054 204,715
100,000 Series 2022-C16-A5 4.60%
(c)
06/15/2055 96,489
200,000 Series 2022-C17-A5 4.44% 09/15/2055 190,181
Benchmark Mortgage Trust ,
7,755,664 Series 2018-B2-XA 0.45%
(c)(d)
02/15/2051 122,537
250,000 Series 2021-B31-A5 2.67% 12/15/2054 206,569
250,000 Series 2022-B35-C 4.46%
(c)
05/15/2055 190,254
BX Commercial Mortgage Trust ,
250,000 Series 2021-VINO-A
(1 Month LIBOR
USD + 0.65%,
0.65% Floor) 5.34%
(a)
05/15/2038 240,469
Cantor Commercial Real Estate Lending ,
500,000 Series 2019-CF1-C 4.35%
(c)
05/15/2052 411,526
CFCRE Commercial Mortgage Trust ,
187,948 Series 2016-C6-A2 2.95% 11/10/2049 174,019
Citigroup Commercial Mortgage Trust ,
250,000 Series 2015-GC27-C 4.42%
(c)
02/10/2048 230,697
100,000 Series
2022-GC48-A5 4.58%
(c)
05/15/2054 97,210
COMM Mortgage Trust ,
205,000 Series 2016-DC2-C 4.66%
(c)
02/10/2049 184,896
DBJPM 16-C1 Mortgage Trust ,
290,000 Series 2016-C1-B 4.20%
(c)
05/10/2049 253,783
250,000 Series 2016-C1-C 3.32%
(c)
05/10/2049 206,803
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.64%
(a)(c)
06/05/2035 196,504
FIVE Mortgage Trust ,
250,000 Series 2023-V1-D 6.41%
(a)(c)
02/10/2056 213,705
GS Mortgage Securities Trust ,
9,448,807 Series 2017-GS7-XA 1.08%
(c)(d)
08/10/2050 342,821
250,000 Series
2019-GC42-A3 2.75% 09/10/2052 216,664
250,000 Series 2019-GSA1-C 3.81%
(c)
11/10/2052 193,569
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
497,683 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.60%,
0.60% Floor) 5.42%
(a)
04/15/2037 470,204
JPMBB Commercial Mortgage Securities Trust ,
325,000 Series 2014-C21-B 4.34%
(c)
08/15/2047 296,653
JPMCC Commercial Mortgage Securities Trust ,
8,172,949 Series 2017-JP6-XA 1.02%
(c)(d)
07/15/2050 248,807
LoanCore Issuer Ltd. ,
250,000 Series 2021-CRE5-A
(1 Month LIBOR
USD + 1.30%,
1.30% Floor) 5.98%
(a)
07/15/2036 244,987
LSTAR Commercial Mortgage Trust ,
250,000 Series 2015-3-D 3.15%
(a)(c)
04/20/2048 224,726
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.27%
(c)
11/15/2049 197,362
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
RIAL Issuer Ltd. ,
350,000 Series 2022-FL8-A
(CME Term SOFR
1 Month + 2.25%,
2.25% Floor) 6.99%
(a)
01/19/2037 343,580
SREIT Trust ,
270,000 Series 2021-MFP-A
(1 Month LIBOR
USD + 0.73%,
0.73% Floor) 5.42%
(a)
11/15/2038 259,003
UBS Commercial Mortgage Trust ,
324,000 Series 2018-C10-C 5.05%
(c)
05/15/2051 277,794
WFRBS Commercial Mortgage Trust ,
9,403,482 Series 2014-C21-XA 1.00%
(c)(d)
08/15/2047 104,210
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $7,825,788) 7,442,866
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 10.3%
Citigroup Mortgage Loan Trust ,
557,128 Series
2007-AR8-2A1A 3.62%
(c)
07/25/2037 477,794
Connecticut Avenue Securities Trust ,
500,000 Series 2022-R01-
1M2 (Secured
Overnight
Financing Rate
30 Day Average +
1.90%) 6.46%
(a)
12/25/2041 479,275
FHLMC STACR REMIC Trust ,
500,000 Series 2022-DNA2-
M1B (Secured
Overnight
Financing Rate
30 Day Average +
2.40%) 6.96%
(a)
02/25/2042 486,347
FHLMC, STRIPS ,
2,266,210 Series 358-300 3.00% 10/15/2047 2,109,168
HOMES Trust ,
990,972 Series
2023-NQM1-A1 6.18%
(a)(b)
01/25/2068 988,693
Legacy Mortgage Asset Trust ,
475,386 Series 2021-GS2-A1 1.75%
(a)(b)
04/25/2061 445,882
New Residential Mortgage Loan Trust ,
1,082,481 Series
2019-RPL2-A1 3.25%
(a)(c)
02/25/2059 1,021,970
OBX Trust ,
990,436 Series
2023-NQM2-A1 6.32%
(a)(b)
01/25/2062 996,045
RFMSI Trust ,
1,468,395 Series 2006-S4-A7 6.00% 04/25/2036 1,198,153
Structured Asset Mortgage Investments II Trust ,
1,434,067 Series 2007-AR3-
1A3 (1 Month
LIBOR USD +
0.42%, 0.42%
Floor) 5.27% 09/25/2047 1,143,269
Towd Point Mortgage Trust ,
941,493 Series 2020-2-A1A 1.64%
(a)(c)
04/25/2060 829,178
308,447 Series 2020-3-A1 3.09%
(a)(c)
02/25/2063 291,335
1,094,791 Series 2022-1-A1 3.75%
(a)(c)
07/25/2062 1,027,579
Verus Securitization Trust ,
562,183 Series 2021-8-A1 1.82%
(a)(c)
11/25/2066 480,483
993,907 Series
2023-INV1-A3 6.76%
(a)(c)
02/25/2068 993,294

Semi-Annual Report
|
March 31, 2023

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
453,045 Series
2006-AR16-2A1 3.40%
(c)
12/25/2036 382,163
Wells Fargo Mortgage Backed Securities Trust ,
389,008 Series
2006-AR14-2A1 4.51%
(c)
10/25/2036 331,968
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $13,960,582) 13,682,596
US CORPORATE BONDS 14.8%
395,000 AbbVie, Inc. 4.70% 05/14/2045 370,427
70,000 Academy Ltd. 6.00%
(a)
11/15/2027 68,363
115,000 AdaptHealth LLC 5.13%
(a)
03/01/2030 97,672
170,000 Advanced Drainage
Systems, Inc. 6.38%
(a)
06/15/2030 166,771
60,000 AEP Transmission
Co. LLC 5.40% 03/15/2053 62,593
40,000 Aethon United
BR LP 8.25%
(a)
02/15/2026 39,289
160,000 Air Lease Corp. 1.88% 08/15/2026 141,920
280,000 Alexandria Real
Estate Equities,
Inc. 3.00% 05/18/2051 174,307
50,000 Alliant Holdings
Intermediate LLC 6.75%
(a)
04/15/2028 49,489
175,000 Allied Universal
Holdco LLC 6.63%
(a)
07/15/2026 168,350
80,000 American Airlines,
Inc. 7.25%
(a)
02/15/2028 77,877
75,000 American Airlines,
Inc. 5.75%
(a)
04/20/2029 72,023
200,000 American Express
Co. 5.85% 11/05/2027 209,989
70,000 Amgen, Inc. 5.25% 03/02/2030 71,619
55,000 Amgen, Inc. 5.65% 03/02/2053 57,295
35,000 AmWINS Group,
Inc. 4.88%
(a)
06/30/2029 31,021
65,000 Arconic Corp. 6.13%
(a)
02/15/2028 64,003
65,000 AssuredPartners,
Inc. 5.63%
(a)
01/15/2029 56,247
415,000 AT&T, Inc. 3.50% 09/15/2053 301,829
50,000 AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 40,588
360,000 Athene Global
Funding (Secured
Overnight
Financing Rate
Compounded
Index + 0.56%) 5.38%
(a)
08/19/2024 353,228
35,000 Bank of America
Corp. (Secured
Overnight
Financing Rate +
1.11%) 3.84% 04/25/2025 34,375
35,000 Bank of America
Corp. (Secured
Overnight
Financing Rate +
1.75%) 4.83% 07/22/2026 34,624
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
360,000 Bank of America
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.20%) 2.48% 09/21/2036 273,650
60,000 BCPE Empire
Holdings, Inc. 7.63%
(a)
05/01/2027 54,879
160,000 Becton Dickinson
& Co. 4.69% 02/13/2028 160,753
15,000 Blackstone
Holdings Finance
Co. LLC 2.00%
(a)
01/30/2032 11,410
190,000 Boeing Co. (The) 2.95% 02/01/2030 167,851
50,000 Boyne USA, Inc. 4.75%
(a)
05/15/2029 44,697
460,000 Broadcom, Inc. 3.50%
(a)
02/15/2041 347,398
95,000 Brooklyn Union
Gas Co. (The) 4.49%
(a)
03/04/2049 77,207
5,000 Brown & Brown,
Inc. 2.38% 03/15/2031 4,001
90,000 Builders
FirstSource, Inc. 5.00%
(a)
03/01/2030 83,434
20,000 Builders
FirstSource, Inc. 6.38%
(a)
06/15/2032 20,090
90,000 Caesars
Entertainment,
Inc. 7.00%
(a)
02/15/2030 91,657
50,000 Callon Petroleum
Co. 7.50%
(a)
06/15/2030 47,048
50,000 Calpine Corp. 5.13%
(a)
03/15/2028 45,846
85,000 Carnival Corp. 5.75%
(a)
03/01/2027 69,820
50,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 47,312
50,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 42,055
50,000 Cengage Learning,
Inc. 9.50%
(a)
06/15/2024 48,390
355,000 Charter
Communications
Operating LLC 4.91% 07/23/2025 351,600
40,000 Chord Energy Corp. 6.38%
(a)
06/01/2026 39,667
30,000 CHS/Community
Health Systems,
Inc. 6.00%
(a)
01/15/2029 25,407
15,000 Citigroup, Inc. (CME
Term SOFR 3
Month + 1.65%) 3.67% 07/24/2028 14,222
300,000 Citigroup, Inc.
(Secured
Overnight
Financing Rate +
1.35%) 3.06% 01/25/2033 254,099
25,000 Clear Channel
Outdoor
Holdings, Inc. 7.75%
(a)
04/15/2028 18,773
60,000 CNX Resources
Corp. 6.00%
(a)
01/15/2029 56,172
20,000 CNX Resources
Corp. 7.38%
(a)
01/15/2031 19,723
220,000 Comcast Corp. 3.40% 04/01/2030 205,802
50,000 CommScope, Inc. 6.00%
(a)
03/01/2026 48,310
205,000 Constellation
Brands, Inc. 3.15% 08/01/2029 187,533
85,000 Continental
Resources, Inc. 2.27%
(a)
11/15/2026 75,567
65,000 Coty, Inc. 5.00%
(a)
04/15/2026 62,773

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
215,000 Crown Castle, Inc. 3.65% 09/01/2027 204,050
190,000 CSX Corp. 3.80% 11/01/2046 156,325
35,000 CVS Health Corp. 5.13% 02/21/2030 35,490
240,000 Dick's Sporting
Goods, Inc. 3.15% 01/15/2032 197,398
300,000 Dollar Tree, Inc. 4.00% 05/15/2025 294,578
65,000 DTE Energy Co. 4.22%
(b)
11/01/2024 64,309
60,000 Duke Energy
Carolinas LLC 3.55% 03/15/2052 46,824
130,000 Duke Energy Corp. 4.30% 03/15/2028 127,585
85,000 Dun & Bradstreet
Corp. (The) 5.00%
(a)
12/15/2029 73,694
170,000 Elevance Health,
Inc. 2.38% 01/15/2025 162,820
60,000 Elevance Health,
Inc. 4.55% 05/15/2052 54,254
165,000 Energy Transfer LP 4.75% 01/15/2026 163,060
90,000 Entergy Louisiana
LLC 4.75% 09/15/2052 84,691
40,000 EQM Midstream
Partners LP 6.50%
(a)
07/01/2027 38,813
220,000 Essential Utilities,
Inc. 2.70% 04/15/2030 190,397
140,000 Exelon Corp. 5.15% 03/15/2028 142,561
90,000 Exelon Corp. 4.10% 03/15/2052 74,130
160,000 Expedia Group, Inc. 5.00% 02/15/2026 159,403
205,000 Expedia Group, Inc. 3.25% 02/15/2030 177,892
45,000 Ferrellgas LP 5.38%
(a)
04/01/2026 42,185
35,000 Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 28,827
60,000 Frontier
Communications
Holdings LLC 5.88%
(a)
10/15/2027 54,600
200,000 General Motors
Financial Co., Inc. 2.40% 10/15/2028 171,231
65,000 Global Payments,
Inc. 4.95% 08/15/2027 64,271
375,000 Goldman Sachs
Group, Inc.
(The) (Secured
Overnight
Financing Rate +
0.82%) 5.66% 09/10/2027 365,720
45,000 Griffon Corp. 5.75% 03/01/2028 41,784
40,000 Gulfport Energy
Corp. 8.00%
(a)
05/17/2026 39,648
185,000 HCA, Inc. 4.13% 06/15/2029 173,482
90,000 Hess Midstream
Operations LP 5.50%
(a)
10/15/2030 83,822
55,000 Hewlett Packard
Enterprise Co. 5.90% 10/01/2024 55,710
55,000 Hilcorp Energy I LP 5.75%
(a)
02/01/2029 50,698
175,000 Host Hotels &
Resorts LP 3.50% 09/15/2030 148,010
230,000 Invitation Homes
Operating
Partnership LP 2.70% 01/15/2034 176,320
75,000 JPMorgan Chase
& Co. (Secured
Overnight
Financing Rate +
1.99%) 4.85% 07/25/2028 74,928
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
400,000 JPMorgan Chase
& Co. (Secured
Overnight
Financing Rate +
1.26%) 2.96% 01/25/2033 342,350
150,000 Kinder Morgan
Energy Partners
LP 6.95% 01/15/2038 167,794
35,000 Lions Gate Capital
Holdings LLC 5.50%
(a)
04/15/2029 23,050
50,000 Lowe's Cos., Inc. 5.63% 04/15/2053 50,240
55,000 Madison IAQ LLC 4.13%
(a)
06/30/2028 47,636
60,000 Madison IAQ LLC 5.88%
(a)
06/30/2029 46,410
190,000 Marriott
International,
Inc. 3.13% 06/15/2026 179,622
195,000 McDonald's Corp. 3.60% 07/01/2030 185,090
55,000 McGraw-Hill
Education, Inc. 5.75%
(a)
08/01/2028 47,915
100,000 Medline Borrower
LP 5.25%
(a)
10/01/2029 86,857
200,000 Meta Platforms,
Inc. 4.45% 08/15/2052 176,177
40,000 Metis Merger Sub
LLC 6.50%
(a)
05/15/2029 33,353
195,000 MetLife, Inc. 5.25% 01/15/2054 190,253
30,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 25,034
130,000 Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 113,162
105,000 ModivCare Escrow
Issuer, Inc. 5.00%
(a)
10/01/2029 89,261
245,000 Monongahela
Power Co. 5.40%
(a)
12/15/2043 248,964
400,000 Morgan Stanley
(Secured
Overnight
Financing Rate +
1.36%) 2.48% 09/16/2036 304,139
30,000 National Rural
Utilities
Cooperative
Finance Corp. 5.45% 10/30/2025 30,578
50,000 Nationstar
Mortgage
Holdings, Inc. 5.75%
(a)
11/15/2031 38,839
100,000 NCL Corp. Ltd. 8.38%
(a)
02/01/2028 100,433
220,000 NetApp, Inc. 1.88% 06/22/2025 205,243
80,000 Netflix, Inc. 4.88% 04/15/2028 79,672
65,000 NextEra Energy
Capital Holdings,
Inc. 4.26% 09/01/2024 64,427
160,000 NGL Energy
Operating LLC 7.50%
(a)
02/01/2026 154,525
50,000 NRG Energy, Inc. 3.63%
(a)
02/15/2031 40,148
80,000 NuStar Logistics LP 6.00% 06/01/2026 78,518
40,000 OneMain Finance
Corp. 6.88% 03/15/2025 38,800
10,000 Oracle Corp. 6.25% 11/09/2032 10,761
10,000 Oracle Corp. 3.80% 11/15/2037 8,314
210,000 Oracle Corp. 3.60% 04/01/2050 149,167
135,000 Owens & Minor,
Inc. 6.63%
(a)
04/01/2030 116,053
200,000 Owens Corning 4.40% 01/30/2048 167,187

Semi-Annual Report
|
March 31, 2023

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
225,000 Pacific Gas and
Electric Co. 2.50% 02/01/2031 182,473
175,000 Packaging Corp. of
America 3.00% 12/15/2029 156,725
50,000 Park Intermediate
Holdings LLC 4.88%
(a)
05/15/2029 43,073
120,000 Parker-Hannifin
Corp. 4.25% 09/15/2027 117,832
90,000 Penn
Entertainment,
Inc. 5.63%
(a)
01/15/2027 84,612
160,000 Penske Truck
Leasing Co. LP 4.20%
(a)
04/01/2027 153,320
50,000 Penske Truck
Leasing Co. LP 4.40%
(a)
07/01/2027 48,009
100,000 Performance Food
Group, Inc. 5.50%
(a)
10/15/2027 97,852
70,000 Phillips 66 4.95% 12/01/2027 70,345
55,000 Pike Corp. 5.50%
(a)
09/01/2028 48,183
105,000 Pioneer Natural
Resources Co. 1.90% 08/15/2030 85,544
25,000 PNC Financial
Services
Group, Inc.
(The) (Secured
Overnight
Financing Rate +
1.09%) 4.76% 01/26/2027 24,709
50,000 Post Holdings, Inc. 5.50%
(a)
12/15/2029 47,173
65,000 Qorvo, Inc. 1.75%
(a)
12/15/2024 60,406
230,000 Quanta Services,
Inc. 2.35% 01/15/2032 182,742
135,000 Raytheon
Technologies
Corp. 3.03% 03/15/2052 97,903
30,000 Realogy Group LLC 5.75%
(a)
01/15/2029 22,485
75,000 Realty Income
Corp. 5.05% 01/13/2026 74,785
115,000 Regal Rexnord
Corp. 6.05%
(a)
02/15/2026 115,623
50,000 Roller Bearing Co.
of America, Inc. 4.38%
(a)
10/15/2029 44,708
100,000 Royal Caribbean
Cruises Ltd. 7.25%
(a)
01/15/2030 100,715
245,000 Royalty Pharma plc 3.30% 09/02/2040 177,807
70,000 Ryder System, Inc. 5.65% 03/01/2028 70,987
150,000 Sabine Pass
Liquefaction LLC 5.00% 03/15/2027 149,580
35,000 San Diego Gas &
Electric Co. 5.35% 04/01/2053 36,104
215,000 Santander
Holdings USA,
Inc. (Secured
Overnight
Financing Rate +
1.25%) 2.49% 01/06/2028 186,136
110,000 Scientific Games
Holdings LP 6.63%
(a)
03/01/2030 97,310
45,000 Scripps Escrow II,
Inc. 3.88%
(a)
01/15/2029 35,367
40,000 Sirius XM Radio,
Inc. 5.50%
(a)
07/01/2029 36,448
50,000 SK Invictus
Intermediate II
Sarl 5.00%
(a)
10/30/2029 41,566
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
351,000 Smithfield Foods,
Inc. 4.25%
(a)
02/01/2027 326,970
145,000 Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.92%) 3.75% 09/15/2051 121,994
30,000 SRS Distribution,
Inc. 6.13%
(a)
07/01/2029 25,350
60,000 Staples, Inc. 7.50%
(a)
04/15/2026 52,626
95,000 Suburban Propane
Partners LP 5.00%
(a)
06/01/2031 83,123
230,000 Synchrony Financial 2.88% 10/28/2031 162,990
185,000 Sysco Corp. 5.95% 04/01/2030 196,281
15,000 Tenet Healthcare
Corp. 6.25% 02/01/2027 14,768
40,000 Tenet Healthcare
Corp. 6.13%
(a)
06/15/2030 39,496
85,000 TransDigm, Inc. 5.50% 11/15/2027 80,240
56,875 Transocean
Poseidon Ltd. 6.88%
(a)
02/01/2027 55,806
115,000 Truist Financial
Corp. (Secured
Overnight
Financing Rate +
1.44%) 4.87% 01/26/2029 112,236
50,000 United Airlines, Inc. 4.63%
(a)
04/15/2029 45,291
120,000 UnitedHealth
Group, Inc. 5.05% 04/15/2053 121,457
35,000 UnitedHealth
Group, Inc. 4.95% 05/15/2062 34,118
130,000 Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 123,024
75,000 US Foods, Inc. 4.75%
(a)
02/15/2029 69,372
195,000 Verizon
Communications,
Inc. (3 Month
LIBOR USD +
1.10%) 5.96% 05/15/2025 195,457
55,000 Verizon
Communications,
Inc. 3.88% 03/01/2052 44,563
100,000 Victoria's Secret
& Co. 4.63%
(a)
07/15/2029 81,137
195,000 Viking Cruises Ltd. 5.88%
(a)
09/15/2027 168,110
185,000 Warnermedia
Holdings, Inc. 3.76%
(a)
03/15/2027 174,376
175,000 WASH Multifamily
Acquisition, Inc. 5.75%
(a)
04/15/2026 165,788
80,000 Weatherford
International Ltd. 8.63%
(a)
04/30/2030 81,917
100,000 Wells Fargo &
Co. (Secured
Overnight
Financing Rate +
1.98%) 4.81% 07/25/2028 98,828
210,000 Wells Fargo & Co. 4.65% 11/04/2044 181,489
225,000 Welltower OP LLC 2.05% 01/15/2029 187,945
210,000 Willis North
America, Inc. 4.50% 09/15/2028 203,440
60,000 WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 51,000
165,000 WRKCo, Inc. 3.75% 03/15/2025 160,153

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
135,000 XHR LP 4.88%
(a)
06/01/2029 114,636
Total US Corporate Bonds
(Cost $20,134,976) 19,665,030
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 15.0%
FHLMC UMBS ,
2,635,359 Pool RA7673 4.50% 07/01/2052 2,586,967
1,427,904 Pool RA7930 4.50% 09/01/2052 1,401,609
2,479,567 Pool SD2263 4.00% 12/01/2052 2,374,641
955,200 Pool SD8221 3.50% 06/01/2052 888,526
FNMA UMBS ,
1,922,923 Pool CB4573 5.00% 09/01/2052 1,922,443
2,122,167 Pool FS1472 3.50% 11/01/2050 1,991,931
2,972,412 Pool FS3708 5.00% 01/01/2053 2,971,066
2,857,394 Pool MA4600 3.50% 05/01/2052 2,658,316
1,927,885 Pool MA4624 3.00% 06/01/2052 1,732,949
600,922 Pool MA4655 4.00% 07/01/2052 575,471
GNMA ,
948,441 Pool 786227 3.00% 04/20/2052 860,077
Total US Government and Agency Mortgage
Backed Obligations
(Cost $20,249,475) 19,963,996
US GOVERNMENT AND AGENCY OBLIGATIONS 33.9%
3,400,000 U.S. Treasury
Bonds 3.25% 05/15/2042 3,138,891
16,900,000 U.S. Treasury
Bonds 3.63% 02/15/2053 16,782,492
1,500,000 U.S. Treasury Notes 4.50% 11/30/2024 1,506,152
6,200,000 U.S. Treasury Notes 3.88% 12/31/2027 6,266,480
17,300,000 U.S. Treasury Notes 3.50% 02/15/2033 17,328,383
Total US Government and Agency
Obligations
(Cost $44,114,928) 45,022,398
SHORT TERM INVESTMENTS 8.3%
5,537,808 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.71%
(e)
5,537,808
5,537,808 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.73%
(e)
5,537,808
Total Short Term Investments
(Cost $11,075,616) 11,075,616
Total Investments 103.6%
(Cost $138,246,399) 137,422,279
Liabilities in Excess of Other Assets (3.6)% (4,748,034)
NET ASSETS 100.0% $132,674,245
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations 33.9%
US Government and Agency Mortgage Backed Obligations 15.0%
Non-Agency Residential Collateralized Mortgage Obligations 10.3%
Short Term Investments 8.3%
Asset Backed Obligations 6.8%
Non-Agency Commercial Mortgage Backed Obligations 5.6%
Banking 4.4%
Collateralized Loan Obligations 1.8%
Electric 1.4%
Midstream 1.1%
INVESTMENT BREAKDOWN as a % of Net Assets:
(Cont.)
Technology 1.1%
Food and Beverage 0.8%
Consumer Cyclical Services 0.6%
Healthcare 0.6%
Wirelines 0.6%
Retailers 0.6%
Pharmaceuticals 0.6%
Media Entertainment 0.6%
Cable Satellite 0.5%
Building Materials 0.5%
Independent 0.5%
Finance Companies 0.5%
Chemicals 0.4%
Life 0.4%
Aerospace & Defense 0.4%
Leisure 0.4%
Transportation Services 0.3%
Diversified Manufacturing 0.3%
Oil Field Services 0.3%
Gaming 0.3%
Health Insurance 0.3%
P&C 0.3%
Paper 0.2%
Other REITs 0.2%
Refining 0.2%
Metals and Mining 0.2%
Other Industrial 0.2%
Restaurants 0.2%
Wireless 0.2%
Government Sponsored 0.2%
Airlines 0.1%
Other Utility 0.1%
Hotels, Restaurants & Leisure 0.1%
Healthcare REITs 0.1%
Integrated 0.1%
Lodging 0.1%
Apartment REITs 0.1%
Office REITs 0.1%
Automotive 0.1%
Government Owned, No Guarantee 0.1%
Railroads 0.1%
Local Authority 0.1%
Entertainment 0.1%
Media 0.1%
Specialty Retail 0.1%
Electric Utilities 0.1%
Health Care Providers & Services 0.1%
Consumer Finance 0.1%
Software 0.1%
Commercial Services & Supplies 0.1%
Natural Gas 0.1%
Retail REITs 0.1%
Health Care Equipment & Supplies 0.1%
Financial Services 0.1%
Consumer Products 0.1%
Other Financial 0.0%
(f)
Brokerage, Asset Managers & Exchanges 0.0%
(f)
Other Assets and Liabilities (3.6)%
100.0%

Semi-Annual Report
|
March 31, 2023

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2023
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(d) Interest only security
(e) Seven-day yield as of period end
(f) Represents less than 0.05% of net assets
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LIBOR London Interbank Offered Rate
UMBS Uniform Mortgage Backed Securities

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Unaudited)
March 31, 2023

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.6%
AUTOMOBILE COMPONENTS 0.3%
4,699 Aptiv plc
(a)
527,181
4,060 BorgWarner, Inc. 199,386
726,567
AUTOMOBILES 5.4%
69,129 Ford Motor Co. 871,025
24,186 General Motors Co. 887,143
54,872 Tesla, Inc.
(a)
11,383,745
13,141,913
BANKS 5.1%
90,610 Bank of America Corp. 2,591,446
22,036 Citigroup, Inc. 1,033,268
5,483 Citizens Financial Group, Inc. 166,519
1,489 Comerica, Inc. 64,652
7,710 Fifth Third Bancorp 205,394
2,108 First Republic Bank 29,491
16,411 Huntington Bancshares, Inc. 183,803
33,321 JPMorgan Chase & Co. 4,342,059
10,549 KeyCorp 132,073
1,902 M&T Bank Corp. 227,422
4,526 PNC Financial Services Group, Inc. (The) 575,255
10,580 Regions Financial Corp. 196,365
988 Signature Bank 181
920 SVB Financial Group
(a)
833
15,036 Truist Financial Corp. 512,728
17,334 US Bancorp 624,891
42,760 Wells Fargo & Co. 1,598,369
1,683 Zions Bancorp NA 50,372
12,535,121
BROADLINE RETAIL 6.6%
150,323 Amazon.com, Inc.
(a)
15,526,863
9,311 eBay, Inc. 413,129
2,162 Etsy, Inc.
(a)
240,695
16,180,687
CAPITAL MARKETS 4.9%
1,192 Ameriprise Financial, Inc. 365,348
9,152 Bank of New York Mellon Corp. (The) 415,867
1,712 BlackRock, Inc. 1,145,533
1,197 Cboe Global Markets, Inc. 160,685
20,857 Charles Schwab Corp. (The) 1,092,490
4,072 CME Group, Inc. 779,869
433 FactSet Research Systems, Inc. 179,734
5,664 Franklin Resources, Inc. 152,588
3,963 Goldman Sachs Group, Inc. (The) 1,296,337
6,327 Intercontinental Exchange, Inc. 659,843
5,148 Invesco Ltd. 84,427
426 MarketAxess Holdings, Inc. 166,690
2,074 Moody's Corp. 634,686
19,041 Morgan Stanley 1,671,800
906 MSCI, Inc. 507,079
5,536 Nasdaq, Inc. 302,653
2,357 Northern Trust Corp. 207,722
2,438 Raymond James Financial, Inc. 227,392
3,645 S&P Global, Inc. 1,256,687
3,900 State Street Corp. 295,191
2,540 T Rowe Price Group, Inc. 286,766
11,889,387
COMMUNICATIONS EQUIPMENT 1.0%
2,300 Arista Networks, Inc.
(a)
386,078
30,741 Cisco Systems, Inc. 1,606,986
SHARES SECURITY DESCRIPTION VALUE $
413 F5, Inc.
(a)
60,170
2,431 Juniper Networks, Inc. 83,675
1,255 Motorola Solutions, Inc. 359,093
2,496,002
CONSUMER FINANCE 0.9%
8,425 American Express Co. 1,389,704
4,314 Capital One Financial Corp. 414,834
2,965 Discover Financial Services 293,060
4,948 Synchrony Financial 143,888
2,241,486
DISTRIBUTORS 0.4%
2,442 Genuine Parts Co. 408,571
4,631 LKQ Corp. 262,856
678 Pool Corp. 232,174
903,601
DIVERSIFIED REITS 0.3%
10,448 WP Carey, Inc. 809,198
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.7%
4,463 Amphenol Corp. - Class A 364,716
1,018 CDW Corp. 198,398
6,354 Corning, Inc. 224,169
1,337 Keysight Technologies, Inc.
(a)
215,899
2,375 TE Connectivity Ltd. 311,481
353 Teledyne Technologies, Inc.
(a)
157,918
1,854 Trimble, Inc.
(a)
97,187
386 Zebra Technologies Corp. - Class A
(a)
122,748
1,692,516
FINANCIAL SERVICES 8.0%
24,840 Berkshire Hathaway, Inc. - Class B
(a)
7,669,847
6,701 Fidelity National Information Services, Inc. 364,065
7,111 Fiserv, Inc.
(a)
803,756
832 FleetCor Technologies, Inc.
(a)
175,427
2,986 Global Payments, Inc. 314,247
826 Jack Henry & Associates, Inc. 124,495
10,791 Mastercard, Inc. - Class A 3,921,557
12,808 PayPal Holdings, Inc.
(a)
972,640
23,866 Visa, Inc. - Class A 5,380,828
19,726,862
HEALTH CARE REITS 1.8%
19,159 Healthcare Realty Trust, Inc. 370,343
27,031 Healthpeak Properties, Inc. 593,871
30,171 Medical Properties Trust, Inc. 248,006
2,188 National Health Investors, Inc. 112,857
11,816 Omega Healthcare Investors, Inc. 323,877
11,498 Physicians Realty Trust 171,665
11,646 Sabra Health Care REIT, Inc. 133,929
20,143 Ventas, Inc. 873,199
23,739 Welltower, Inc. 1,701,849
4,529,596
HOTEL & RESORT REITS 0.2%
36,001 Host Hotels & Resorts, Inc. 593,657
HOTELS, RESTAURANTS & LEISURE 5.4%
653 Booking Holdings, Inc.
(a)
1,732,024
3,732 Caesars Entertainment, Inc.
(a)
182,159
21,591 Carnival Corp.
(a)
219,149
479 Chipotle Mexican Grill, Inc.
(a)
818,271
2,111 Darden Restaurants, Inc. 327,543
614 Domino's Pizza, Inc. 202,540
2,659 Expedia Group, Inc.
(a)
258,003

Semi-Annual Report
|
March 31, 2023

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2023
SHARES SECURITY DESCRIPTION VALUE $
4,621 Hilton Worldwide Holdings, Inc. 650,960
13,254 Las Vegas Sands Corp.
(a)
761,442
5,343 Marriott International, Inc. - Class A 887,152
12,686 McDonald's Corp. 3,547,132
6,484 MGM Resorts International 288,019
7,317 Norwegian Cruise Line Holdings Ltd.
(a)
98,414
4,428 Royal Caribbean Cruises Ltd.
(a)
289,148
19,931 Starbucks Corp. 2,075,415
1,972 Wynn Resorts Ltd.
(a)
220,686
4,858 Yum! Brands, Inc. 641,645
13,199,702
HOUSEHOLD DURABLES 0.9%
5,955 DR Horton, Inc. 581,744
3,319 Garmin Ltd. 334,954
4,898 Lennar Corp. - Class A 514,829
1,102 Mohawk Industries, Inc.
(a)
110,442
7,173 Newell Brands, Inc. 89,232
52 NVR, Inc.
(a)
289,754
3,912 PulteGroup, Inc. 227,991
945 Whirlpool Corp. 124,759
2,273,705
INDUSTRIAL REITS 3.2%
13,570 Americold Realty Trust, Inc. 386,067
2,188 EastGroup Properties, Inc. 361,720
6,657 First Industrial Realty Trust, Inc. 354,152
13,939 LXP Industrial Trust 143,711
46,152 Prologis, Inc. 5,758,385
9,212 Rexford Industrial Realty, Inc. 549,496
9,017 STAG Industrial, Inc. 304,955
7,858,486
INSURANCE 3.5%
6,925 Aflac, Inc. 446,801
2,981 Allstate Corp. (The) 330,325
8,346 American International Group, Inc. 420,305
2,322 Aon plc - Class A 732,103
4,202 Arch Capital Group Ltd.
(a)
285,190
2,401 Arthur J Gallagher & Co. 459,335
599 Assurant, Inc. 71,922
3,218 Brown & Brown, Inc. 184,778
4,681 Chubb Ltd. 908,957
1,780 Cincinnati Financial Corp. 199,502
443 Everest Re Group Ltd. 158,603
1,093 Globe Life, Inc. 120,252
3,544 Hartford Financial Services Group, Inc. (The) 246,981
1,916 Lincoln National Corp. 43,052
2,614 Loews Corp. 151,664
5,599 Marsh & McLennan Cos., Inc. 932,513
8,766 MetLife, Inc. 507,902
2,752 Principal Financial Group, Inc. 204,529
6,627 Progressive Corp. (The) 948,059
4,143 Prudential Financial, Inc. 342,792
2,627 Travelers Cos., Inc. (The) 450,294
2,982 W R Berkley Corp. 185,659
1,207 Willis Towers Watson plc 280,483
8,612,001
IT SERVICES 1.3%
4,949 Accenture plc - Class A 1,414,474
1,173 Akamai Technologies, Inc.
(a)
91,846
3,823 Cognizant Technology Solutions Corp. - Class A 232,935
1,709 DXC Technology Co.
(a)
43,682
433 EPAM Systems, Inc.
(a)
129,467
593
Gartner, Inc.
(a)
193,181
SHARES SECURITY DESCRIPTION VALUE $
6,808 International Business Machines Corp. 892,461
787 VeriSign, Inc.
(a)
166,317
3,164,363
LEISURE PRODUCTS 0.1%
2,397 Hasbro, Inc. 128,695
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) 0.6%
28,737 AGNC Investment Corp. 289,669
23,539 Annaly Capital Management, Inc. 449,830
8,584 Blackstone Mortgage Trust, Inc. - Class A 153,224
23,828 Rithm Capital Corp. 190,624
15,553 Starwood Property Trust, Inc. 275,133
1,358,480
OFFICE REITS 1.0%
7,531 Alexandria Real Estate Equities, Inc. 945,818
7,179 Boston Properties, Inc. 388,528
5,659 Corporate Office Properties Trust 134,175
7,584 Cousins Properties, Inc. 162,146
8,846 Douglas Emmett, Inc. 109,071
5,507 Equity Commonwealth 114,050
5,311 Highwoods Properties, Inc. 123,162
4,970 JBG SMITH Properties 74,848
5,298 Kilroy Realty Corp. 171,655
3,235 SL Green Realty Corp. 76,087
8,135 Vornado Realty Trust 125,035
2,424,575
PROFESSIONAL SERVICES 0.6%
20,487 CoStar Group, Inc.
(a)
1,410,530
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.9%
15,922 CBRE Group, Inc. - Class A
(a)
1,159,281
1,728 Howard Hughes Corp. (The)
(a)
138,240
2,394 Jones Lang LaSalle, Inc.
(a)
348,303
26,118 Opendoor Technologies, Inc.
(a)
45,968
2,939 Zillow Group, Inc. - Class A
(a)
128,434
8,225 Zillow Group, Inc. - Class C
(a)
365,766
2,185,992
RESIDENTIAL REITS 3.3%
15,460 American Homes 4 Rent - Class A 486,217
7,562 Apartment Income REIT Corp. 270,795
7,029 AvalonBay Communities, Inc. 1,181,294
5,358 Camden Property Trust 561,733
8,771 Equity LifeStyle Properties, Inc. 588,797
17,098 Equity Residential 1,025,880
3,262 Essex Property Trust, Inc. 682,215
29,296 Invitation Homes, Inc. 914,914
5,812 Mid-America Apartment Communities, Inc. 877,844
6,225 Sun Communities, Inc. 876,978
15,394 UDR, Inc. 632,078
8,098,745
RETAIL REITS 2.7%
4,450 Agree Realty Corp. 305,315
15,115 Brixmor Property Group, Inc. 325,275
3,682 Federal Realty Investment Trust 363,892
31,153 Kimco Realty Corp. 608,418
8,982 National Retail Properties, Inc. 396,555
31,567 Realty Income Corp. 1,998,822
7,762 Regency Centers Corp. 474,879
16,475 Simon Property Group, Inc. 1,844,706
7,026 Spirit Realty Capital, Inc. 279,916
6,597,778

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6.8%
12,094 Advanced Micro Devices, Inc.
(a)
1,185,333
3,797 Analog Devices, Inc. 748,844
6,343 Applied Materials, Inc. 779,111
3,129 Broadcom, Inc. 2,007,379
1,024 Enphase Energy, Inc.
(a)
215,327
800 First Solar, Inc.
(a)
174,000
31,050 Intel Corp. 1,014,403
1,039 KLA Corp. 414,738
1,013 Lam Research Corp. 537,012
4,112 Microchip Technology, Inc. 344,503
8,190 Micron Technology, Inc. 494,185
355 Monolithic Power Systems, Inc. 177,692
18,539 NVIDIA Corp. 5,149,578
1,948 NXP Semiconductors NV (China) 363,253
3,242 ON Semiconductor Corp.
(a)
266,881
750 Qorvo, Inc.
(a)
76,177
8,369 QUALCOMM, Inc. 1,067,717
1,195 Skyworks Solutions, Inc. 140,986
421 SolarEdge Technologies, Inc.
(a)
127,963
1,171 Teradyne, Inc. 125,894
6,810 Texas Instruments, Inc. 1,266,728
16,677,704
SOFTWARE 10.3%
3,442 Adobe, Inc.
(a)
1,326,444
654 ANSYS, Inc.
(a)
217,651
1,612 Autodesk, Inc.
(a)
335,554
2,049 Cadence Design Systems, Inc.
(a)
430,474
1,146 Ceridian HCM Holding, Inc.
(a)
83,910
5,885 Fortinet, Inc.
(a)
391,117
4,797 Gen Digital, Inc. 82,316
2,106 Intuit, Inc. 938,918
55,870 Microsoft Corp. 16,107,321
20,263 Oracle Corp. 1,882,838
453 Paycom Software, Inc.
(a)
137,717
888 PTC, Inc.
(a)
113,868
797 Roper Technologies, Inc. 351,230
7,506 Salesforce, Inc.
(a)
1,499,549
1,524 ServiceNow, Inc.
(a)
708,233
1,143 Synopsys, Inc.
(a)
441,484
314 Tyler Technologies, Inc.
(a)
111,357
25,159,981
SPECIALIZED REITS 9.5%
23,297 American Tower Corp. 4,760,509
19,766 Crown Castle, Inc. 2,645,481
11,302 CubeSmart 522,378
14,481 Digital Realty Trust, Inc. 1,423,627
4,629 Equinix, Inc. 3,337,694
6,750 Extra Space Storage, Inc. 1,099,778
12,959 Gaming and Leisure Properties, Inc. 674,646
14,641 Iron Mountain, Inc. 774,655
4,394 Lamar Advertising Co. - Class A 438,917
SHARES SECURITY DESCRIPTION VALUE $
4,254 Life Storage, Inc. 557,657
4,252 National Storage Affiliates Trust 177,649
4,052 PotlatchDeltic Corp. 200,574
7,939 Public Storage 2,398,689
7,357 Rayonier, Inc. 244,694
5,430 SBA Communications Corp. 1,417,610
48,378 VICI Properties, Inc. 1,578,090
37,052 Weyerhaeuser Co. 1,116,377
23,369,025
SPECIALTY RETAIL 5.3%
1,028 Advance Auto Parts, Inc. 125,015
325 AutoZone, Inc.
(a)
798,899
3,961 Bath & Body Works, Inc. 144,894
3,837 Best Buy Co., Inc. 300,322
2,740 CarMax, Inc.
(a)
176,127
17,601 Home Depot, Inc. (The) 5,194,407
10,423 Lowe's Cos., Inc. 2,084,287
1,072 O'Reilly Automotive, Inc.
(a)
910,107
5,972 Ross Stores, Inc. 633,808
20,039 TJX Cos., Inc. (The) 1,570,256
1,909 Tractor Supply Co. 448,691
882 Ulta Beauty, Inc.
(a)
481,281
12,868,094
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 7.1%
101,872 Apple, Inc. 16,798,693
9,726 Hewlett Packard Enterprise Co. 154,935
7,395 HP, Inc. 217,043
1,605 NetApp, Inc. 102,480
1,550 Seagate Technology Holdings plc 102,486
2,397 Western Digital Corp.
(a)
90,295
17,465,932
TEXTILES, APPAREL & LUXURY GOODS 1.5%
26,890 NIKE, Inc. - Class B 3,297,790
1,144 Ralph Lauren Corp. 133,471
4,094 Tapestry, Inc. 176,492
6,740 VF Corp. 154,413
3,762,166
Total Common Stocks
(Cost $230,119,251) 244,082,547
SHORT TERM INVESTMENTS 0.3%
394,973 JPMorgan U.S. Government Money
Market Fund - Class IM 4.71%
(b)
394,973
394,973 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 4.73%
(b)
394,973
Total Short Term Investments
(Cost $789,946) 789,946
Total Investments 99.9%
(Cost $230,909,197) 244,872,493
Other Assets in Excess of Liabilities 0.1% 152,184
NET ASSETS 100.0% $245,024,677
(a) Non-income producing security
(b) Seven-day yield as of period end

Semi-Annual Report
|
March 31, 2023

Statements of Assets and Liabilities
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2023
DoubleLine
Opportunistic Bond
ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
ASSETS
Investments in Unaffiliated Securities, at Value* $ 126,346,663 $ 244,082,547
Short Term Investments* 11,075,616 789,946
Receivable for Investments Sold 845,003 —
Interest and Dividends Receivable 836,879 282,394
Due from custodian 105,305 —
Total Assets 139,209,466 245,154,887
LIABILITIES
Payable for Investments Purchased 6,451,117 —
Management Fees Payable 47,186 130,210
Interest Expense Payable 36,918 —
Total Liabilities 6,535,221 130,210
Net Assets $ 132,674,245 $ 245,024,677
NET ASSETS CONSISTS OF:
Paid-In Capital $ 134,611,020 $ 240,773,221
Total Distributable Earnings (Loss) (1,936,775) 4,251,456
Net Assets $ 132,674,245 $ 245,024,677
*Identified Cost:
Investments in Unaffiliated Securities $ 127,170,783 $ 230,119,251
Short Term Investments $ 11,075,616 $ 789,946
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited number of shares authorized $ 0.001 par value) 2,841,000 10,802,000
Net Asset Value Per Share $ 46.70 $ 22.68

Statements of Operations

DoubleLine ETF Trust
(Unaudited)
For the Period Ended March 31, 2023
The accompanying notes are an integral part of these financial statements.
DoubleLine
Opportunistic Bond
ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
INVESTMENT INCOME
Income:
Interest $ 1,463,624 $ —
Dividends from Unaffiliated Securities 85,683 2,275,676
Foreign taxes withheld — (479)
Total Investment Income 1,549,307 2,275,197
Expenses:
Management Fees 166,209 665,174
Total Expenses 166,209 665,174
Net Investment Income (Loss) 1,383,098 1,610,023
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities (1,010,607) (3,469,399)
In-kind redemptions on investments in securities — 790,219
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities 2,755,773 23,958,878
Net Realized and Unrealized Gain (Loss) on Investments 1,745,166 21,279,698
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 3,128,264 $ 22,889,721

Semi-Annual Report
|
March 31, 2023

Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements.
DoubleLine Opportunistic Bond ETF DoubleLine Shiller CAPE® U.S. Equities ETF
Period Ended
March 31, 2023
(Unaudited)
Period Ended
September 30,
2022
(a)
Period Ended
March 31, 2023
(Unaudited)
Period Ended
September 30,
2022
(a)
OPERATIONS
Net Investment Income (Loss) $ 1,383,098 $ 757,988 $ 1,610,023 $ 384,875
Net Realized Gain (Loss) on Investments (1,010,607) (461,265) (2,679,180) (7,948,085)
Net Change in Unrealized Appreciation (Depreciation) on Investments 2,755,773 (3,579,893) 23,958,878 (9,995,582)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,128,264 (3,283,170) 22,889,721 (17,558,792)
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (1,150,367) (631,502) (923,708) (155,765)
Total Distributions to Shareholders (1,150,367) (631,502) (923,708) (155,765)
NET SHARE TRANSACTIONS
(b)
Proceeds from Shares Issued 84,124,713 50,486,307 98,703,556 193,674,921
Cost of  Shares Redeemed — — (4,544,160) (47,061,096)
Increase (Decrease) in Net Assets Resulting from Net Share
Transactions 84,124,713 50,486,307 94,159,396 146,613,825
Total Increase (Decrease) in Net Assets $ 86,102,610 $ 46,571,635 $ 116,125,409 $ 128,899,268
NET ASSETS
Beginning of Period $ 46,571,635 $ — $ 128,899,268 $ —
End of Period $ 132,674,245 $ 46,571,635 $ 245,024,677 $ 128,899,268
SHARE TRANSACTIONS
Beginning of  Period 1,021,000 — 6,442,000 —
Shares Issued (220,000) 1,021,000 1,200,000 2,482,000
Shares Issued In-Kind 2,040,000 — 3,360,000 6,280,000
Shares Redeemed — — — (2,320,000)
Shares Redeemed In-Kind — — (200,000) —
Shares Outstanding, End of  Period 2,841,000 1,021,000 10,802,000 6,442,000
(a)
Commenced operations on March 31, 2022.
(b)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Financial Highlights

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Opportunistic Bond ETF
Period Ended
March 31, 2023
(Unaudited)
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 45.61 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.95 0.82
Net Gain (Loss) on Investments (Realized and Unrealized) 1.03 (4.59)
Total from Investment Operations 1.98 (3.77)
Less Distributions:
Distributions from Net Investment Income (0.89) (0.62)
Total Distributions (0.89) (0.62)
Net Asset Value, End of Period $ 46.70 $ 45.61
Total Return
(c)
4.38% (7.60)%
Supplemental Data:
Net Assets, End of Period (000's) $ 132,674 $ 46,572
Ratios to Average Net Assets:
Expenses
(d)
0.50% 0.50%
Net Investment Income (Loss)
(d)
4.12% 3.38%
Portfolio Turnover Rate
(a)
84%
(e)
183%
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)
Semi-Annual Report
|
March 31, 2023

The accompanying notes are an integral part of these financial statements.
DoubleLine Shiller CAPE® U.S. Equities ETF
Period Ended
March 31, 2023
(Unaudited)
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 20.01 $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.17 0.14
Net Gain (Loss) on Investments (Realized and Unrealized) 2.60 (5.07)
Total from Investment Operations 2.77 (4.93)
Less Distributions:
Distributions from Net Investment Income (0.10) (0.06)
Total Distributions (0.10) (0.06)
Net Asset Value, End of Period $ 22.68 $ 20.01
Total Return
(c)
13.93% (19.72)%
Supplemental Data:
Net Assets, End of Period (000's) $ 245,025 $ 128,899
Ratios to Average Net Assets:
Expenses
(d)
0.65% 0.65%
Net Investment Income (Loss)
(d)
1.56% 1.30%
Portfolio Turnover Rate
(a)(e)
55% 175%
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Notes to Financial Statements

DoubleLine ETF Trust
(Unaudited)
March 31, 2023
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of March 31, 2023, the Trust consists of four series, DoubleLine Opportunistic Bond ETF (the “Opportunistic Bond ETF”), DoubleLine Shiller CAPE
®
U.S. Equities ETF (the
“Equities ETF”), DoubleLine Commercial Real Estate ETF and DoubleLine Mortgage ETF. This report relates solely to the Opportunistic
Bond ETF and the Equities ETF (each a “Fund” and collectively the “Funds”). Each Fund is managed by DoubleLine ETF Adviser LP
(the "Adviser"), which is registered as an investment adviser with the U.S. Securities and Exchange Commission. Each Fund offers one class of shares. The DoubleLine Commercial Real Estate ETF and DoubleLine Mortgage ETF commenced operations on March 31,
2023. As of March 31, 2023, there is no investment transaction activity to report for these funds.
The Funds are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The
DoubleLine Opportunistic Bond ETF’s investment objective is to seek to maximize current income and total return. The DoubleLine
Shiller CAPE
®
U.S. Equities ETF’s investment objective is to seek total return which exceeds the total return of the S&P 500 Index.
The fiscal year end for the Funds is September 30, and the period covered by these Financial Statements is for the period ended March 31, 2023 (the "period end").
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans Standard inputs

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2023
Semi-Annual Report
|
March 31, 2023

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
B. Federal Income Taxes.  Each Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.
The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the period end. The Funds identify their major tax jurisdictions as U.S. Federal, the State of Florida and the State of Delaware. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinated notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond's cost to be fully realized. Dividend income and corporate
The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of March 31, 2023:
Category
DoubleLine Opportunistic
Bond ETF
DoubleLine Shiller CAPE®
U.S. Equities ETF
Investments in Securities
Level 1
Common Stocks $ — $ 244,082,547
Money Market Funds 11,075,616 789,946
Total Level 1 11,075,616 244,872,493
Level 2
US Government and Agency Obligations 45,022,398 —
US Government and Agency Mortgage Backed
Obligations 19,963,996 —
US Corporate Bonds 19,665,030 —
Non-Agency Residential Collateralized Mortgage
Obligations 13,682,596 —
Asset Backed Obligations 8,998,778 —
Foreign Corporate Bonds 7,768,216 —
Non-Agency Commercial Mortgage Backed
Obligations 7,442,866 —
Collateralized Loan Obligations 2,362,828 —
Bank Loans 1,439,955 —
Total Level 2 126,346,663 —
Level 3 — —
Total $ 137,422,279 $ 244,872,493
See the Schedules of Investments for further disaggregation of investment categories.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income on the Statements of Operations.
D. Dividends and Distributions to Shareholders. The Opportunistic Bond ETF will distribute dividends of net investment income at least monthly and the Equities ETF will distribute dividends of net investment income at least quarterly. Each Fund will distribute net realized short-term capital gains and net realized long-term capital gains, if any, at least annually.  Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed
(accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.
E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The Funds’ NAV is typically calculated on days when the New York Stock Exchange opens for regular trading.
G. Guarantees and Indemnifications. Under the Trust's organizational documents, each Trustee and officer of the Funds is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
3. Related Party Transactions
The Trust and the Adviser entered into an Investment Management Agreement, under the terms of which the Adviser manages the investment of the assets of the applicable Fund, places orders for the purchase and sale of its portfolio securities, and is responsible for providing resources to assist with the day-to-day management of the Trust's business affairs. As compensation for its services, the
Adviser is entitled to a monthly fee at the annual rates of the average daily net assets of the Funds in the following table.
4. Distribution Fees
Foreside Fund Services, LLC serves as the Funds’ Distributor. The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), however the Plan has yet to be implemented or commence operations.
Under the Plan, each Fund would be authorized to pay distribution fees to the Distributor, who in turn would be permitted to pay other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider were to provide such services, the Funds would be permitted to pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to the terms of the Plan and Rule 12b-1 under the 1940 Act. Because the Plan has not been implemented or commenced operations, no distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event the
Management Fee
DoubleLine Opportunistic Bond ETF 0.50%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.65%

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2023
Semi-Annual Report
|
March 31, 2023

Plan is ever implemented and commences operations and Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.
5. Administrator, Transfer Agent, Custodian and Distributor
JPMorgan Chase Bank, N.A., provides fund accounting, fund administrative and transfer agency services to the Funds pursuant to a master services agreement between the Funds and Fund Services. JPMorgan Chase Bank, N.A., serves as the Funds’ Custodian pursuant to a Custody Agreement. Foreside Fund Services, LLC, serves as the Funds’ distributor pursuant to a Distribution Agreement.
6. Issuance and Redemption of Fund Shares
The Funds are exchange-traded funds or “ETFs.” The Funds will only issue or redeem shares aggregated into blocks of 20,000 shares
(in the case of the DoubleLine Opportunistic Bond ETF) and 40,000 shares (in the case of the DoubleLine Shiller CAPE
®
U.S. Equities
ETF) or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with Foreside Fund
Services, LLC as the Funds’ distributor (the “Distributor”). An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC), or (2) a participant of DTC, and, in each case, must have executed an agreement with the distributor with respect to creations and redemptions of Creation
Units. The Funds will issue or redeem Creation Units in return for a basket of securities and/or cash (including any portion of such securities for which cash may be substituted) that the Funds specify each day. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. In the case of the DoubleLine Shiller CAPE
®
U.S. Equities ETF, Authorized Participants transact with the Fund through another broker-dealer, that acts as AP Representative and maintains the basket contents in confidence.
Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than
NAV (a premium) or less than NAV (a discount). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units. The Fund’s NAV per share is computed at the close of the New York Stock Exchange (“NYSE”). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the
Statements of Assets and Liabilities.
7. Purchases and Sales of Securities
Investment transactions (excluding short-term investments and in-kind transactions) for the period ended March 31, 2023 were as follows:
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
DoubleLine Opportunistic Bond ETF $ 49,263,107 $ 3,046,941 $ 78,901,889 $ 52,956,957
DoubleLine Shiller CAPE® U.S. Equities ETF $ 139,322,781 $ 111,962,805 $ — $ —
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
 Investment transactions related to in-kind purchases and sales for the period ended March 31, 2023 were as follows:
8. Income Tax Information
The cost basis of investments for federal income tax purposes as of March 31, 2023 was as follows:
9. Bank Loans
The Funds may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Funds may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Funds may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Funds may invest include those that pay fixed rates of interest and those that pay floating
rates—i.e., rates that adjusted periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (LIBOR) or the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more major United States banks (the Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. The Funds may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Funds prior to the date the Funds actually take delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
10. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund's NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund's prospectus carefully for a description of the principal risks associated with investing in a particular Fund.
active management risk: the risk that the Fund will fail to meet its investment objective and that the Fund's investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/
or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund's portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
asset-backed securities investment risk: For DBND Only: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk
Purchases at
Cost
Sales or
Maturity
Proceeds
Net
Realized Gains (Losses)
DoubleLine Opportunistic Bond ETF $ 7,574,367 $ — $ —
DoubleLine Shiller CAPE® U.S. Equities ETF $ 71,861,628 $ 4,522,543 $ 790,219
DoubleLine
Opportunistic Bond
ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
Tax Cost of Investments $ 138,246,399 $ 230,909,197
Gross Tax Unrealized Appreciation 1,310,198 21,010,198
Gross Tax Unrealized Depreciation (2,134,318) (7,046,902)
Net Tax Unrealized Appreciation (Depreciation) (824,120) 13,963,296

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2023
Semi-Annual Report
|
March 31, 2023

that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-
payment of loans) will result in a reduction in the value of the security.
collateralized debt obligations risk: For DBND Only : the risks of an investment in a collateralized debt obligation (" CDO ")
depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, collateralized bond obligations (" CBOs "), CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes of the issuer's securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
debt securities risks : For DBND Only:
credit risk: the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the
Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the
Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-
quality debt securities (commonly known as “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.
interest rate risk:  the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase.
Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration.
The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates- may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.
prepayment risk : the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that the Fund's higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a Fund.
extension risk : the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
LIBOR phase out/transition risk:  The London Interbank Offered Rate (“ LIBOR ”), has historically been the offered rate for wholesale, unsecured funding available to major international banks. The terms of many investments, financings or other transactions to which the Fund may be a party have been historically tied to LIBOR. LIBOR has also historically been a significant factor in relation to payment obligations under a derivative investment and may be used in other ways that affect the Fund’s investment performance. LIBOR is currently in the process of being phased out. The transition from LIBOR and the terms of any replacement rate(s), including, for example, a secured overnight financing rate (“SOFR”) or another rate based on SOFR, may adversely affect transactions that use LIBOR as a reference rate, financial institutions that engage in such transactions, and the financial markets generally. There

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
are significant differences between LIBOR and SOFR, such as LIBOR being an unsecured lending rate while SOFR is a secured lending rate. As such, the transition away from LIBOR may adversely affect the Fund’s performance.
defaulted securities risk : For DBND Only: the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.
equity issuer risk : For CAPE Only: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.
ETF related risks:
ActiveShares non-transparent structure risk: For CAPE Only: the Fund is an ETF that is subject to the risks described below. Additionally, because the ETF utilizes the ActiveShares
®
non-transparent ETF structure, it is subject to
additional or enhanced ETF-related risks. Unlike most actively managed ETFs, the Fund does not provide daily disclosure of its portfolio holdings. Instead, the Fund provides a verified intraday indicative value (“ VIIV ”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors with an intraday highly-correlated per share value of the Fund that can be compared to the current market price. The VIIV is designed to provide sufficient information to allow for an effective arbitrage mechanism that will keep the market price of the Fund’s shares trading at or close to the underlying net asset value (“ NAV ”) per share of the Fund. Shares traded on an intraday basis on an exchange, however, will not have a fixed relationship to the previous day’s or the current day’s NAV. There is, however, a risk, which may increase during periods of market disruption or volatility, that market prices will vary significantly from the underlying NAV of the Fund. Similarly, because the Fund’s shares trade with reference to a published VIIV, they may trade at a wider bid/ask spread when compared to shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Although the Fund seeks to benefit from keeping its portfolio information secret, some market participants may attempt to use information, including the VIIV, to identify the Fund’s trading strategy and the securities held by the Fund, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. In the event of a system failure or other interruption, including disruptions involving Authorized Participants, unaffiliated broker-dealers with which such Authorized Participant has signed an agreement to establish a confidential account for the benefit of such
Authorized Participant (an “ AP Representative ”), or market makers, orders to create or redeem Creation Units either may not be executed according to an Authorized Participant’s instructions or may not be executed at all, or an
Authorized Participant may not be able to place or change orders. If such an event were to occur, the Fund’s shares may trade in the secondary market at a greater premium or discount to the Fund’s NAV, and investors may pay a greater bid/ask spread to purchase or sell the Fund’s shares. In addition to risks related to operation of ETFs, the use of this structure exposes the Fund and Fund shareholders to additional risks.
authorized participant concentration risk : For DBND Only : as an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a " Creation Unit ." Only a limited number of institutional investors (known as " Authorized Participants ") are authorized to purchase (or create) and redeem shares directly from the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
authorized participant and AP Representative concentration risk : For CAPE Only: As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a " Creation
Unit ." Only a limited number of institutional investors (known as " Authorized Participants ") are authorized to purchase (or create) and redeem shares directly from the Fund. Each of the Fund's Authorized Participants will engage in all creation and redemption activity through an AP Representative. The AP Representative will deliver or receive, on behalf of the Authorized Participant, all consideration to or from the Fund in a creation or redemption.
AP Representatives have knowledge of the composition of the Fund's portfolio holdings, and are restricted from disclosing such composition, including to the Authorized Participants. As a result of the Fund's use of the
ActiveShares
®
structure for non-transparent ETFs, there may be a more limited number of institutions that are willing to act as Authorized Participants or as AP Representatives.  During times of market stress, Authorized Participants may be more likely to step away from a non-transparent ETF than a traditional ETF. To the extent these institutions

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2023
Semi-Annual Report
|
March 31, 2023

exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund, or are unavailable to purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other Authorized Participant or AP Representative agrees to create or redeem, or purchase or sell securities, as applicable, the arbitrage mechanism for keeping the market price of Fund shares trading at or close to the Fund’s per share NAV may be impaired, and Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting. These risks may be more pronounced in volatile markets, particularly where there are significant redemptions in ETFs generally.
secondary market trading risk : as an ETF, shares of the Fund trade on an exchange, the NYSE Arca , Inc. (the
"Exchange"). The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV.
absence of active market: although the Fund's shares are currently listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund's shares may contribute to the
Fund's shares trading at a premium or discount to NAV.
early close/trading halt/delisting risk: For DNBD only: trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable.
Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. The Fund must satisfy various standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met. For CAPE Only: trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If at any time securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Fund will request that the Exchange halt trading of the Fund’s shares. Further, if there is a discrepancy of sufficient magnitude between the value of the Fund’s portfolio securities as calculated by the Fund’s two calculation engines for VIIV purposes, the Exchange will have the ability to halt trading of the Fund’s shares. During such trading halts, although the primary VIIV would continue to be calculated and disseminated, investors in the
Fund’s shares will not be able to freely trade their shares. Additionally, the Fund must satisfy various other standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading.
There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met.
trading in fund shares is subject to expenses: most Fund investors will buy and sell Fund shares on the
Exchange or on another secondary market. When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by brokers as determined by that broker. In addition, secondary market investors will also incur the cost of the difference between the price that a buyer is willing to pay for shares (the "bid" price) and the price at which a seller is willing to sell shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread."
fund shares may be sold short : shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.
fund shares may trade at prices other than NAV : For DBND Only : shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
Fund’s shares fluctuates continuously throughout trading hours in response to relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE
FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling Fund shares. For CAPE Only: shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares will fluctuate, in some cases materially, throughout trading hours in response to changes in the Fund’s VIIV, the relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from
NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT
A PREMIUM OR DISCOUNT TO NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying
Fund shares, or may receive significantly less than NAV when selling Fund shares.
portfolio security trading risk : For CAPE Only : an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain portfolio securities or financial instruments. In such circumstances, the Fund may be unable to engage in Fund portfolio transactions to rebalance its portfolio, may be unable to have its investments accurately priced for purposes of determining its VIIV, and may have difficulty calculating its NAV.
These events may result in losses to shareholders. Any extended trading halt in a portfolio security may exacerbate discrepancies between the VIIV and the underlying NAV of the Fund. If a portfolio security does not have readily available market quotations, e.g., if subject to an extended trading halt, that fact, along with the identity and weighting of that security in the Fund’s VIIV calculation, will be publicly disclosed on the Fund’s website. Trading halts of portfolio securities may have a greater impact on the Fund, as compared with traditional ETFs, due to less frequent dissemination of the Fund’s portfolio holdings.
financial services risk : the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: ( i ) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios;
(v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (viii) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
high yield risk : the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as "junk bonds," have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2023
Semi-Annual Report
|
March 31, 2023

index risk: For CAPE Only:  although the Adviser has licensed from the Index’s sponsor the right to use the Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Index to implement the Fund’s principal investment strategies indefinitely. If the sponsor of the Index ceases to maintain the Index, the Fund no longer has the ability to utilize the Index to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s
Board of Trustees concludes substantially limit the Fund’s ability to create cost-effective synthetic investment exposure to the Index, the Adviser or the Fund’s Board of Trustees may substitute the Index with another index that it chooses in its sole discretion. There can be no assurance that any substitute index so selected will be similar to the Index or will perform in a manner similar to the Index. Unavailability of the Index could affect adversely the ability of the Fund to achieve its investment objective.
limited operating history risk: the Fund is recently formed and has a limited operating history for investors to evaluate. The
Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.
liquidity risk : the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. During periods of substantial market disruption, a large portion of the Fund’s assets could potentially experience significant levels of illiquidity. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.
loan risk: For DBND Only: the risk that ( i )- if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii)- any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund's rights to collateral may be limited by bankruptcy or insolvency laws;
(iii)- investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv)- a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower's loans or adversely affect the Fund's rights in collateral relating to a loan; (v)- there may be limited public information available regarding the loan and the relevant borrower(s); (vi)- the use of a particular interest rate benchmark, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii)- the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii)- if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix)- if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x)- the loan is unsecured; (xi)- there is a limited secondary market; (xii)- transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans;
and (xiii)- loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. The
Fund may invest in loans directly or indirectly by investing in shares of another investment company and in either case will be subject to the risks described above.
market capitalization risk: For CAPE Only:  the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
market risk: the risk that markets will perform poorly or that the returns from the securities in which a Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
governmental actions or intervention or general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, which may only occur in creation units. To satisfy such redemptions, the Fund may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund's investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of a Fund's investments may become highly illiquid. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Please see “debt securities risks – interest rate risk” herein for more information.
mortgage-backed securities risk: For DBND Only: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. A Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer's securities.
non-diversification risk : the risk that, because a relatively higher percentage of the Fund's assets may be invested in a limited number of issuers, the Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund's investments may affect the Fund's value more than if the Fund were a diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (a " RIC ") under Subchapter M of the Internal Revenue Code of 1986, as amended (the " Code ").
portfolio turnover risk : the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.
real estate sector risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional and general market conditions.
restricted securities risk: For DBND Only: the risk that a Fund may be prevented or limited by law or the terms of an agreement from selling a security (a " restricted security "). To the extent that a Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time, and a Fund may be unable to dispose of the security promptly at reasonable prices or at all. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.
securities or sector selection risk : the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.
structured products and structured notes risk: For DBND Only: the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2023
Semi-Annual Report
|
March 31, 2023

factors on which the product is based (“ reference measure ”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the reference measure, are subject to counterparty risk and typically do not have direct rights against the reference measure. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws and may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity, reducing the Fund’s income and the value of the investment. At a particular point in time, the Fund may be unable to find qualified buyers for these securities. Investments in structured notes involve risks including interest rate risk, credit risk and market risk.
U.S. Government securities risk : For DBND Only: the risk that debt securities issued or guaranteed by certain U.S.
Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the
U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
valuation risk: the risk that a Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund's net asset value (" NAV "). The valuation of a Fund's investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund's portfolio holdings could result in the Fund's shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the
Fund's portfolio, resulting in the dilution of shareholder interests.
11. Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined there are no additional subsequent events that would need to be disclosed in the Funds' financial statements.

Shareholder Expenses

DoubleLine ETF Trust
(Unaudited)
March 31, 2023
Example
As a shareholder of the Funds, you incur two basic types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.
This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2022 through March 31, 2023. Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by
182/365 (to reflect the one-half year period).
Actual Expenses
The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition to the expenses shown below in the table, as a shareholder you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by JP
Morgan Chase Bank, N.A., the Fund’s transfer agent. Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Fund’s transfer agent. An Individual Retirement Account ("IRA") will be charged a $15.00 annual maintenance fee. The transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.
Hypothetical Example for Comparison Purposes
The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Actual
Hypothetical (5% return
before expenses)
Fund's
Annualized
Expense Ratio
Beginning
Account
Value
Ending
Account
Value at
3/31/23
Expenses
Paid During
Period
(a)
Ending
Account
Value at
3/31/23
Expenses
Paid During
Period
(a)
DoubleLine Opportunistic Bond ETF 0.50% $1,000 $1,044 $2.55 $1,022 $2.52
DoubleLine Shiller CAPE® U.S. Equities ETF 0.65% $1,000 $1,139 $3.47 $1,022 $3.28
(a)
Expenses Paid During Period are equal to the net annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semi-Annual Report
|
March 31, 2023

Information About Proxy Voting
(Unaudited)
March 31, 2023
Information about how a Fund voted proxies relating to portfolio securities held during the most recent twelve month period will be available no later than the following August 31st without charge, upon request, by calling (855) 937-0772 and on the SEC’s website at
http://www.sec.gov.
Copies of the written Proxy Policy are available by calling (855) 937-0772.
Information About Portfolio Holdings
DoubleLine Opportunistic Bond ETF
The DoubleLine Opportunistic Bond ETF’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the in-kind creation basket and the in-kind redemption basket is publicly disseminated daily prior to the opening of the Exchange via the
NSCC. The Fund may also disclose certain key portfolio characteristics, as of the end of the prior business day, on its website on a daily basis.
Greater than daily access to information concerning the Fund’s portfolio holdings is permitted (i) to certain personnel of service providers to the Fund involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Fund’s service providers who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable law, agreements with the Fund, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information may also be disclosed (i) to other entities that provide services to the Fund, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to the Fund and (ii) generally after it has been disseminated to the NSCC.
No person is authorized to disclose any of the Fund’s portfolio holdings or other investment positions (whether in writing, by fax, by
e-mail, orally, or by other means) except in accordance with the above. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.
DoubleLine Shiller CAPE
®
U.S. Equities ETF
The DoubleLine Shiller CAPE
®
U.S. Equities ETF does not make its full portfolio holdings publicly available on a daily basis. Information regarding the Fund’s portfolio holdings may be shared at any time with employees of the Adviser and other affiliated parties involved in the management, administration or operations of the Fund (referred to as fund-affiliated personnel). Any dissemination of non-public information that could be material must occur to all shareholders at the same time and in a forum typically used to disseminate information broadly.
Under its portfolio holdings disclosure policy, the Fund may release portfolio holdings information on a regular basis to its custodian or sub-custodians, its fund accounting agent, its proxy voting provider, an AP Representative, any clearing broker used by an AP Representative, the entity responsible for the calculation of the verified intraday indicative value (“VIIV”), rating agency or other vendor or service provider for a legitimate business purpose, where the party receiving the information is under a duty of confidentiality, including a duty to prohibit the sharing of non-public information with unauthorized sources and trading upon non-public information. The Fund may enter into other ongoing arrangements for the release of portfolio holdings information, but only if such arrangements serve a legitimate business purpose and are with a party who is subject to a confidentiality agreement and restrictions on trading upon non-public information. None of the Fund, the Adviser, or any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about the Fund’s portfolio securities are reviewed at least annually by the Board.
The Fund has authorized ongoing arrangements with its custodian, two AP Representatives and the party responsible for the calculation of the VIIV that include the release of portfolio holdings information in accordance with the policy. The approval of the
Fund’s Chief Compliance Officer, or his or her designee, must be obtained before entering into any new ongoing arrangement or modifying any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions from the policy.
Because the Fund does not publicly disclose its portfolio holdings daily, the selective disclosure of material nonpublic information, including information other than portfolio information, is more likely to provide an unfair advantage to the recipient than in other
ETFs. Accordingly, the Fund and each person acting on behalf of the Fund is required to comply with Regulation Fair Disclosure as

Information About Portfolio Holdings
(Cont.)

DoubleLine ETF Trust
if it applied to them (except that the exemptions provided in Rule 100(b)(2)(iii) therein shall not apply). In addition, the portfolio holdings are considered material, non-public information under the Code of Ethics of the Fund, the Adviser, and Distributor and the
agreements related to the Fund’s other service providers with, or any other party given, access to the portfolio holdings, including the custodian, administrator and fund accountant, include appropriate confidentiality provisions and be generally prohibited from using this information for any purpose other than providing services to the Fund, including trading based upon this information.
The Fund uses AP Representatives who establish and maintain a confidential account for the benefit of an AP, in order to engage in in-kind creation and redemption activity. Each business day, the Fund’s custodian transmits the composition of the Fund’s creation basket to each AP Representative.
Pursuant to a confidential account agreement, each AP Representative is restricted from disclosing the creation basket and undertakes an obligation not to use the identity or weighting of the securities in the creation basket for any purpose other than executing creations and redemptions for the Fund. The confidential account enables APs to transact in the underlying securities of the creation basket through their AP Representatives, enabling them to engage in in-kind creation or redemption activity.
Each Fund’s complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC as exhibits to Form N-PORT, and each Fund’s complete schedule of investments following the second and fourth fiscal quarters is available in Shareholder Reports filed with the SEC on Form N-CSR.
Complete schedules of investments filed with the SEC on Form N-CSR and as exhibits to Form N-PORT are not distributed to Fund shareholders but are available, free of charge, on the SEC’s website at www.sec.gov. Should a Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its complete schedule of investments is available without charge, upon request, by calling (855)-937-0772 or on the Funds’ website at www.doubleline.com.
Householding—Important Notice Regarding Delivery of Shareholder Documents
In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual
Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call (855) 937-0772 to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Semi-Annual Report
|
March 31, 2023

Privacy Policy
(Unaudited)
March 31, 2023
What Does DoubleLine Do With Your Personal Information?
This notice provides information about how DoubleLine (“we,” “our” and “us”) collects, discloses, and protects your personal information, and how you might choose to limit our ability to disclose certain information about you. Please read this notice carefully.
Why We Need Your Personal Information
All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’
non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies.
Information We May Collect
We may collect various types of personal data about you, including:
Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;
Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and
Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.
Where We Obtain Your Personal Information
Information we receive about you on applications or other forms;
Information you may give us orally;
Information about your transactions with us or others;
Information you submit to us in correspondence, including emails or other electronic communications; and
Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.
Information Collected From Websites
Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help
DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as "cookies") allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links are maintained or controlled by third parties, each of which has privacy policies which may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.
We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google
Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of
Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html.

Privacy Policy
(Cont.)

DoubleLine ETF Trust
How And Why We May Disclose Your Information
DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:
It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to the Funds or you. For example, it might be necessary to do so in order to process transactions and maintain accounts.
DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.
In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.
We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.
Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California
DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).
However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information.
Please review the following applicable California privacy notice that is available at https://www.doubleline.com, or by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives
CA Privacy Notice for Employees
Notice Related To “Natural Persons” Residing In The European Economic Area (the “EEA”)
If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:
the country to which we send the personal information may have been assessed by the European Commission as providing an "adequate" level of protection for personal data;or
the recipient may have signed a contract based on standard contractual clauses approved by the European Commission.
In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law.
Notice to Investors In Cayman Islands Investment Funds
If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.
Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, 2017 of the
Cayman Islands.

Privacy Policy
(Cont.)
(Unaudited)
March 31, 2023
Semi-Annual Report
|
March 31, 2023

Privacy For Children
DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.
Retention Of Personal Information And Security
Your personal information will be retained for as long as required:
for the purposes for which the personal information was collected;
in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to,
U.S. laws and regulations applicable to our business.
We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.
Access To And Control Of Your Personal Information
Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:
the right to access and port personal information;
the right to rectify personal information;
the right to restrict the use of personal information;
the right to request that personal information is erased; and
the right to object to processing of personal information.
Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. In addition, if you invest in a DoubleLine fund through a financial intermediary,
DoubleLine may not have access to personal information about you.
If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
Changes To DoubleLine’s Privacy Policy
DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.

Investment Adviser:
DoubleLine ETF Adviser LP
2002 North Tampa Street, Suite 200
Tampa, FL 33602
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator and Transfer Agent:
JP Morgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Custodian:
JP Morgan Chase Bank, N.A.
383 Madison Avenue
New York, NY 10017
Independent Registered Public Accounting Firm:
Deloitte & Touche LLP
695 Town Center Drive, Suite 100
Costa Mesa, CA 92626
Legal Counsel:
Morgan, Lewis & Bockius, LLP
1701 Market Street
Philadelphia, PA 19103
Contact Information:
doubleline.com
(855) 937-0772
DL-SEMI-ETF
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

(b)           Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)           Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)
Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)           File the exhibits listed below as part of this Form.

(1) Code of Ethics – Not required for this filing.

                (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                (3) Not applicable.

                (4) There has been no change to the registrant’s independent public accountant during the reporting period.

(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DoubleLine ETF Trust

By:         /s/ Ronald R. Redell
Ronald R. Redell
President
May 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Ronald R. Redell
Ronald R. Redell
President
May 25, 2023

By:
/s/ Henry V. Chase
Henry V. Chase
Treasurer and Principal Financial and Accounting Officer
May 25, 2023